Deposits - Contractual maturities of time certificates of deposit (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deposits [Abstract]
2013		$ 97,401
2014	173,265	12,480
2015	12,294	4,054
2016	5,707	3,018
2017	5,738	3,095
Total contractual maturities of time certificates	$ 197,004	$ 120,048